Document and Entity Information	Oct. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	WhiteHorse Finance, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-00967
Entity Tax Identification Number	45-4247759
Entity Address, Address Line One	1450 Brickell Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	381-6999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001552198
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WHF
Security Exchange Name	NASDAQ
7.875% Notes Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.875% Notes due 2028
Trading Symbol	WHFCL
Security Exchange Name	NASDAQ